Fair value Narrative (Detail) € in Thousands	Dec. 31, 2019 EUR (€)
Fair value Narrative [abstract]
Fluidda - Sensitivity WACC	2.00%
Fluidda - Sensitivity WACC -	€ (267)
Fluidda - Sensitivity WACC +	€ 298